FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Short-term Debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Apr. 08, 2020 USD ($)	Apr. 08, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 888	$ 1,647
Current portion of long-term debt	836	677
Lease obligations	189	183
Total	1,913	2,507
300 million EUR term loan, due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 341	€ 300,000,000
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	300
Commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 541	$ 1,044
Amount of potential borrowings | €			€ 1,500,000,000
Weighted average
Disclosure of detailed information about borrowings [line items]
Short-term borrowings interest rate (in percent)	0.90%	1.30%